American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
September 30, 2022

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 3.4%
General Dynamics Corp.	3,671	778,876
Raytheon Technologies Corp.	43,388	3,551,742
		4,330,618
Airlines — 1.1%
Southwest Airlines Co.(1)	46,520	1,434,677
Automobiles — 0.5%
Volkswagen AG, Preference Shares	5,630	687,941
Banks — 6.8%
JPMorgan Chase & Co.	34,786	3,635,137
Truist Financial Corp.	61,175	2,663,559
U.S. Bancorp	60,546	2,441,215
		8,739,911
Beverages — 0.8%
PepsiCo, Inc.	6,364	1,038,987
Capital Markets — 5.9%
Ameriprise Financial, Inc.	5,976	1,505,653
Bank of New York Mellon Corp.	85,721	3,301,973
BlackRock, Inc.	2,711	1,491,809
Northern Trust Corp.	15,453	1,322,159
		7,621,594
Chemicals — 0.8%
Akzo Nobel NV	18,155	1,028,843
Communications Equipment — 3.7%
Cisco Systems, Inc.	76,636	3,065,440
F5, Inc.(1)	12,060	1,745,444
		4,810,884
Containers and Packaging — 1.9%
Packaging Corp. of America	11,972	1,344,336
Sonoco Products Co.	20,154	1,143,336
		2,487,672
Diversified Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B(1)	14,193	3,789,815
Diversified Telecommunication Services — 2.8%
Verizon Communications, Inc.	94,202	3,576,850
Electric Utilities — 6.0%
Duke Energy Corp.	16,352	1,521,063
Edison International	20,020	1,132,732
Eversource Energy	13,791	1,075,146
Pinnacle West Capital Corp.	28,853	1,861,307
Xcel Energy, Inc.	34,229	2,190,656
		7,780,904
Electrical Equipment — 2.9%
Emerson Electric Co.	27,651	2,024,606
nVent Electric PLC	54,551	1,724,357
		3,748,963
Electronic Equipment, Instruments and Components — 1.1%
TE Connectivity Ltd.	13,039	1,438,984

Energy Equipment and Services — 0.7%
Baker Hughes Co.	44,043	923,141
Entertainment — 1.2%
Walt Disney Co.(1)	16,248	1,532,674
Equity Real Estate Investment Trusts (REITs) — 0.8%
Healthpeak Properties, Inc.	44,206	1,013,202
Food and Staples Retailing — 2.4%
Koninklijke Ahold Delhaize NV	54,897	1,398,305
Walmart, Inc.	13,349	1,731,365
		3,129,670
Food Products — 3.2%
Conagra Brands, Inc.	77,602	2,532,153
Mondelez International, Inc., Class A	29,339	1,608,658
		4,140,811
Health Care Equipment and Supplies — 8.5%
Becton Dickinson and Co.	5,535	1,233,364
Medtronic PLC	69,843	5,639,822
Zimmer Biomet Holdings, Inc.	38,647	4,040,544
		10,913,730
Health Care Providers and Services — 5.9%
Cigna Corp.	4,457	1,236,684
CVS Health Corp.	15,061	1,436,368
Henry Schein, Inc.(1)	25,139	1,653,392
Quest Diagnostics, Inc.	14,086	1,728,211
Universal Health Services, Inc., Class B	16,978	1,497,120
		7,551,775
Hotels, Restaurants and Leisure — 0.9%
Sodexo SA	14,902	1,119,145
Household Products — 4.1%
Colgate-Palmolive Co.	9,285	652,271
Henkel AG & Co. KGaA, Preference Shares	21,496	1,276,584
Kimberly-Clark Corp.	22,889	2,575,928
Procter & Gamble Co.	5,949	751,061
		5,255,844
Industrial Conglomerates — 0.8%
Siemens AG	10,359	1,012,518
Insurance — 5.2%
Aflac, Inc.	24,328	1,367,234
Allstate Corp.	29,079	3,621,208
Chubb Ltd.	3,839	698,237
MetLife, Inc.	16,667	1,013,020
		6,699,699
IT Services — 0.5%
Automatic Data Processing, Inc.	2,935	663,868
Machinery — 1.1%
Oshkosh Corp.	20,736	1,457,533
Media — 0.6%
Comcast Corp., Class A	24,772	726,563
Multiline Retail — 1.5%
Dollar Tree, Inc.(1)	14,355	1,953,715
Oil, Gas and Consumable Fuels — 6.1%
Chevron Corp.	6,490	932,418
ConocoPhillips	14,123	1,445,348
Exxon Mobil Corp.	38,814	3,388,850
TotalEnergies SE, ADR	43,415	2,019,666
		7,786,282

Personal Products — 2.1%
Unilever PLC, ADR	60,537	2,653,942
Pharmaceuticals — 7.3%
Johnson & Johnson	35,922	5,868,218
Merck & Co., Inc.	13,076	1,126,105
Pfizer, Inc.	28,401	1,242,828
Roche Holding AG	3,376	1,098,998
		9,336,149
Road and Rail — 0.8%
Norfolk Southern Corp.	4,640	972,776
Semiconductors and Semiconductor Equipment — 1.8%
Applied Materials, Inc.	13,252	1,085,736
Texas Instruments, Inc.	7,570	1,171,685
		2,257,421
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	8,539	1,334,987
TOTAL COMMON STOCKS (Cost $130,962,144)		124,952,088
EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell 1000 Value ETF (Cost $1,280,290)	8,236	1,120,014
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	105,731	105,731
Repurchase Agreements — 2.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $490,032), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $481,817)		481,702
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.250%, 6/30/29, valued at $2,455,212), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $2,407,592)		2,407,000
		2,888,702
TOTAL SHORT-TERM INVESTMENTS (Cost $2,994,433)		2,994,433
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $135,236,867)		129,066,535
OTHER ASSETS AND LIABILITIES — (0.3)%		(369,933)
TOTAL NET ASSETS — 100.0%		$128,696,602

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	45,222	USD	46,014	Morgan Stanley	12/30/22	$243
USD	949,085	CHF	923,033	Morgan Stanley	12/30/22	4,920
USD	57,740	CHF	56,101	Morgan Stanley	12/30/22	355
EUR	180,111	USD	174,289	JPMorgan Chase Bank N.A.	12/30/22	3,487
USD	7,425,863	EUR	7,558,168	JPMorgan Chase Bank N.A.	12/30/22	(34,317)
GBP	55,743	USD	60,943	Bank of America N.A.	12/30/22	1,384
USD	2,426,734	GBP	2,147,600	Bank of America N.A.	12/30/22	25,480
						$1,552

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	—	687,941	—
Chemicals	—	1,028,843	—
Food and Staples Retailing	1,731,365	1,398,305	—
Hotels, Restaurants and Leisure	—	1,119,145	—
Household Products	3,979,260	1,276,584	—
Industrial Conglomerates	—	1,012,518	—
Pharmaceuticals	8,237,151	1,098,998	—
Other Industries	103,381,978	—	—
Exchange-Traded Funds	1,120,014	—	—
Short-Term Investments	105,731	2,888,702	—
	118,555,499	10,511,036	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	35,869	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	34,317	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.